Quarterly Report
April 30, 2024
MFS®  Intrinsic Value Fund
UIV-Q3

Portfolio of Investments
4/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace & Defense – 0.9%
Honeywell International, Inc.	241	$46,448
Alcoholic Beverages – 1.1%
Diageo PLC	857	$29,552
Pernod Ricard S.A.	148	22,349
		$51,901
Apparel Manufacturers – 1.1%
LVMH Moet Hennessy Louis Vuitton SE	33	$26,564
NIKE, Inc., “B”	291	26,848
		$53,412
Brokerage & Asset Managers – 4.1%
Charles Schwab Corp.	1,656	$122,461
CME Group, Inc.	370	77,567
		$200,028
Business Services – 5.2%
Accenture PLC, “A”	238	$71,617
Equifax, Inc.	128	28,184
Ferguson PLC	286	60,031
Morningstar, Inc.	120	33,918
TransUnion	408	29,784
Verisk Analytics, Inc., “A”	133	28,989
		$252,523
Computer Software – 15.0%
Adobe Systems, Inc. (a)	74	$34,249
ANSYS, Inc. (a)	66	21,442
Autodesk, Inc. (a)	198	42,144
Cadence Design Systems, Inc. (a)	520	143,328
LiveRamp Holdings, Inc. (a)	223	7,161
Microsoft Corp.	689	268,248
PTC, Inc. (a)	150	26,616
Salesforce, Inc.	338	90,902
Synopsys, Inc. (a)	180	95,506
		$729,596
Computer Software - Systems – 2.1%
Capgemini	283	$59,457
Workday, Inc. (a)	166	40,625
		$100,082
Construction – 8.6%
Allegion PLC	189	$22,975
CRH PLC	639	49,471
Martin Marietta Materials, Inc.	147	86,299
Otis Worldwide Corp.	620	56,544
Sherwin-Williams Co.	88	26,366
Simpson Manufacturing Co., Inc.	131	22,780
Vulcan Materials Co.	369	95,065
Watsco, Inc.	134	59,995
		$419,495

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 3.9%
Colgate-Palmolive Co.	1,480	$136,042
Kenvue, Inc.	2,888	54,352
		$190,394
Electrical Equipment – 3.4%
Hubbell, Inc.	73	$27,048
Johnson Controls International PLC	891	57,977
Rockwell Automation, Inc.	215	58,257
TE Connectivity Ltd.	163	23,061
		$166,343
Electronics – 7.8%
Analog Devices, Inc.	541	$108,530
Applied Materials, Inc.	235	46,683
KLA Corp.	91	62,725
Lam Research Corp.	59	52,770
Micron Technology, Inc.	426	48,121
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	433	59,468
		$378,297
Energy - Independent – 1.9%
ConocoPhillips	747	$93,838
Energy - Integrated – 1.3%
TotalEnergies SE	853	$61,956
Forest & Paper Products – 0.5%
Rayonier, Inc., REIT	769	$22,809
Insurance – 5.2%
Aon PLC	263	$74,169
Arthur J. Gallagher & Co.	319	74,866
Marsh & McLennan Cos., Inc.	298	59,430
Willis Towers Watson PLC	173	43,447
		$251,912
Internet – 1.0%
Alphabet, Inc., “A”	309	$50,299
Leisure & Toys – 0.8%
Electronic Arts, Inc.	192	$24,350
Take-Two Interactive Software, Inc. (a)	114	16,280
		$40,630
Machinery & Tools – 7.7%
Graco, Inc.	260	$20,852
IDEX Corp.	117	25,794
Ingersoll Rand, Inc.	522	48,713
MSA Safety Inc.	184	33,194
RBC Bearings, Inc. (a)	115	28,123
Regal Rexnord Corp.	130	20,978
Trane Technologies PLC	206	65,372
Wabtec Corp.	286	46,069
Watts Water Technologies, “A”	429	85,139
		$374,234

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 2.2%
Bank of America Corp.	2,348	$86,899
Resona Holdings, Inc.	3,600	22,772
		$109,671
Medical & Health Technology & Services – 1.1%
ICON PLC (a)	178	$53,023
Medical Equipment – 6.6%
Agilent Technologies, Inc.	749	$102,643
Bio-Rad Laboratories, Inc., “A” (a)	152	41,002
Bio-Techne Corp.	233	14,728
Bruker BioSciences Corp.	1,086	84,719
Danaher Corp.	199	49,077
Envista Holdings Corp. (a)	1,251	24,620
Maravai Lifesciences Holdings, Inc., “A” (a)	817	6,699
		$323,488
Other Banks & Diversified Financials – 6.9%
AIB Group PLC	5,102	$26,354
Mastercard, Inc., “A”	297	134,006
Moody's Corp.	209	77,399
Northern Trust Corp.	456	37,570
S&P Global, Inc.	150	62,374
		$337,703
Precious Metals & Minerals – 2.6%
Franco-Nevada Corp.	418	$50,319
Royal Gold, Inc.	316	37,961
Wheaton Precious Metals Corp.	733	38,187
		$126,467
Real Estate – 0.8%
CBRE Group, Inc., “A” (a)	439	$38,145
Specialty Chemicals – 1.4%
Corteva, Inc.	783	$42,384
RPM International, Inc.	225	24,054
		$66,438
Specialty Stores – 4.6%
Amazon.com, Inc. (a)	817	$142,975
Costco Wholesale Corp.	113	81,688
		$224,663
Total Common Stocks		$4,763,795
Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 5.38% (v)	141,478	$141,478

Other Assets, Less Liabilities – (0.7)%		(34,942)
Net Assets – 100.0%		$4,870,331
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $141,478 and $4,763,795, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,317,346	$—	$—	$4,317,346
France	—	170,326	—	170,326
Canada	88,506	—	—	88,506
United Kingdom	49,471	29,552	—	79,023
Taiwan	59,468	—	—	59,468
Ireland	—	26,354	—	26,354
Japan	—	22,772	—	22,772
Mutual Funds	141,478	—	—	141,478
Total	$4,656,269	$249,004	$—	$4,905,273
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$150,640	$987,561	$996,711	$(13)	$1	$141,478
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,973	$—